Decommissioning and other provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Decommissioning and restoration
Disclosure of other provisions [line items]
Discount rate applied to provision	3.25%	2.00%
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption		0.50%
Decrease in provision due to increase in discount rate assumption	$ 1,200	$ 1,500
(Decrease) increase in provision as a result of the change in discount rate		3,309
Increase (decrease) in provision as a result of the changes in cost estimates	3,009
Onerous contracts provision
Disclosure of other provisions [line items]
Increase in provision due to decrease in discount rate assumption	$ 1,300	$ 1,700